Allianz Life Insurance Company of North America
Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone: 763-765-2913
stewart.gregg@allianzlife.com
www.allianzlife.com
CORRESPONDENCE FILING
September 16, 2019
Mr. Mark Cowan, Senior Counsel
Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, NE
Washington, DC  20549-8626
Re:	Post-Effective Amendment No.1 submitted August 2, 2019, File No. 333-230901 (Index Advantage Income)
Mr. Cowan:
We received comments from you on September 5, 2019, with respect to Registrants’ above-referenced Post-Effective Amendment to Form S-1 Registration Statement filed on August 2, 2019.
The attached prospectus pages from Index Advantage Income reflect changes for all of these comments.
GENERAL COMMENT
1.	Please confirm supplementally what financial statements will be filed subsequently, as well as any other information that needs to be updated from December 31, 2018, per Form S-1.
Responses:
1.	We will file Statutory Financial Statements as of December 31, 2018 and unaudited Statutory Financial Statements as of June 30, 2019, and update information in Appendix E in our subsequent filing.
GLOSSARY – Income Payments
2.	Please clarify whether the guarantee applies to all existing contract owners and new purchasers who have or will select the Level Income payout option.
Responses:
2.	The guarantee applies to all existing contract owners who have not yet taken income payments and all new purchasers who will select the Level Income payout option.
RISK FACTORS – Investment in Derivative Securities
3.
In this section you use the terms “derivative hedging instruments,” “derivative hedging securities” and “derivative securities”. Please clarify for the reader the differences in the meaning of these terms, or be consistent in their use.

4.	Please explain supplementally why this is being revised.
Responses:
3.	Revised as requested.
4.	The paragraph is stricken because we are no longer handling the money in that way for both existing contract owners and new purchasers.
SECTION 9 - Lifetime Income Percentage Calculation Example
5.	For ease of reading, in the tables on page 68 please make the second column header consistent with the first column header.
Response:
5.	Revised as requested.

SECTION 9 – Calculating Your Income Payments
6.	On the top of page 69 in the paragraph after the second bullet, please specify exactly what a person receives as the initial annual maximum Income Payment.
Response:
6.	Revised as requested.
SECTION 10 – Death Benefit
7.
Please clarify whether the changes reflected on pages 74 through 76 are applicable to existing contract owners and new purchasers. If so, these changes can only be applied to existing contract owners if more favorable.

Response:
7.
The changes reflected on pages 74 through 76 are due to application of the defined term Guaranteed Death Value that was established in our previous prospectus simplification filing last summer that we found was not carried throughout the Prospectus.

Please contact Stewart Gregg or Samantha Rawleigh with any questions or comments you may have concerning the enclosed. Stewart can be reached at (763)765-2913. Samantha can be reached at (763)765-5127. Both Stewart and Samantha can be reached at the following address:
Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416.
Sincerely,
Allianz Life Insurance Company of North America

By:	/s/ Stewart D. Gregg
Stewart D. Gregg
Senior Securities Counsel

cc:	Samantha Rawleigh